JPMORGAN TRUST IV

270 PARK AVENUE

NEW YORK, NEW YORK 10017

March 9, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust IV (the “Trust”), on behalf of
JPMorgan Smart Spending 2050 Fund,
(the “Fund”)
File Nos. 333-208312 and 811-23117

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Fund. The exhibits contain the risk/return summary information in the prospectus for the Fund dated November 1, 2017, as supplemented February 28, 2018. The purpose of this filing is to submit the XBRL information from the 497 filing dated February 28, 2018 for the Fund.

Please contact the undersigned at 212-648-0919, if you have any questions concerning this filing.

Very truly yours,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase